STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Equity [Abstract]
SUMMARY OF WARRANT ACTIVITY

The following table summarizes warrant activity for the three months ended September 30, 2025:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2025	250	$600.00
Granted	30,000	4.00
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2025	30,250	$3.99

Exercisable at September 30, 2025	250	$600.00
Outstanding and Exercisable:

Weighted average remaining contractual term	4.84
Aggregate intrinsic value	$-

The following table summarizes common stock warrant activity for the years ended June 30, 2025 and 2024:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2023	0.06	$326,400,000
Issued	250	600
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2024	250	$1.24
Issued	-	-
Exercised	-	-
Cancelled*	-	-
Expired	-	-
Outstanding at June 30, 2025	250	$0.01

Exercisable at June 30, 2025	250	$0.01
Outstanding and Exercisable:

Weighted average remaining contractual term	1.01
Aggregate intrinsic value	$1,035

*	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).

SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s option activity during the three months ended September 30, 2025 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2025	0.000001	$271,980,000,000
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2025	0.000001	$271,980,000,000

Exercisable at September 30, 2025	0.000001	$271,980,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	3.62
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

A summary of the Company’s stock option activity during the years ended June 30, 2025 and 2024 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2023	0.000001	$271,980,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2024	0.000001	$271,980,000,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2025	0.000001	$271,980,000,000

Exercisable at June 30, 2025	0.000001	$271,980,000,000
Outstanding and Exercisable:

Weighted average remaining contractual term	3.87
Weighted average fair value of options granted during the year	$-
Aggregate intrinsic value	$-